Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Tables)	6 Months Ended
Sep. 30, 2023
Disclosure of Repurchase Agreements [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged

	March 31, 2023
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥8,593	¥23,546	¥8,393	¥1,640	¥42,172
Payables under securities lending transactions	947	191	5	69	1,212
Obligations to return securities received as collateral	5,516	642	404	330	6,892
Total	¥15,056	¥24,379	¥8,802	¥2,039	¥50,276

	September 30, 2023
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥11,525	¥12,729	¥7,680	¥3,595	¥35,529
Payables under securities lending transactions	1,015	—	6	77	1,098
Obligations to return securities received as collateral	6,233	256	127	279	6,895
Total	¥18,773	¥12,985	¥7,813	¥3,951	¥43,522

Secured Borrowing by the Class of Collateral Pledged
Secured borrowing by the class of collateral pledged at March 31, 2023 and September 30, 2023 was as follows:

	March 31, 2023
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥13,280	¥577	¥3,956	¥17,813
Foreign government and official institution bonds	17,618	9	1,122	18,749
Corporate bonds	657	70	400	1,127
Residential mortgage-backed securities	9,650	—	—	9,650
Other debt securities	552	—	46	598
Marketable equity securities	367	556	1,368	2,291
Other	48	—	—	48
Total	¥42,172	¥1,212	¥6,892	¥50,276

	September 30, 2023
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥12,686	¥254	¥4,013	¥16,953
Foreign government and official institution bonds	13,357	7	965	14,329
Corporate bonds	908	77	354	1,339
Residential mortgage-backed securities	7,563	—	—	7,563
Other debt securities	454	—	43	497
Marketable equity securities	534	735	1,520	2,789
Other	27	25	—	52
Total	¥35,529	¥1,098	¥6,895	¥43,522